Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Deferred income tax recovery	$ (309,000)	$ (33,000)
Total	$ (309,000)	$ (33,000)